CONVERTIBLE NOTES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May. 25, 2015	Feb. 28, 2015	Feb. 28, 2014
Warrants issued	2,905,568
Debt discount due to beneficial conversion feature		$ 2,324,759
2013 Notes (1) [Member]
Convertible promissory notes issued		$ 1,487,000
Convertible note interest rate		8.00%
Warrants issued		148,700
Warrant exercise price		$ 3.00
Amended exercise price		$ 2.10
Amended note principal balance		$ 1,387,000
Shares issued pursuant to amendment		92,468
Loss on extinguishment of debt		$ 32,853
Weighted average fair value		$ 1.00
Discount rate		1.27%
Expected term		4 years
Volatility rate		121.00%
Warrants valued at a discount to convertible debt		$ 71,543
Accretion - discount		159,647	$ 77,207
Principal repaid		$ 100,000
Convertible note maturity date		Dec. 31, 2013
Gross proceeds minimum aggregate		$ 3,500,000
Per security price of securities sold in Qualified Financing		$ 1.15
Conversion price right		2.50
Amended conversion price		$ 1.50
Conversion notes		$ 100,000
2014 Notes (1) [Member]
Convertible promissory notes issued		$ 500,000
Convertible note interest rate		8.00%
Warrants issued		83,333
Warrant exercise price		$ 2.10
Weighted average fair value		$ 1.48
Discount rate		0.88%
Expected term		4 years
Volatility rate		129.00%
Accretion - discount		$ 379,672	$ 752,762
Principal repaid		$ 3,357,000
Convertible note maturity date		May 31, 2014
Gross proceeds minimum aggregate		$ 3,500,000
Per security price of securities sold in Qualified Financing		$ 1.15
Conversion price right		$ 1.50
Conversion notes		$ 3,357,000
Conversion note interest		201,413
Expense on exchange of debt		2,324,759
The 2014 Notes (2) [Member]
Convertible promissory notes issued		$ 855,000
Convertible note interest rate		8.00%
Warrants issued		142,500
Warrant exercise price		$ 2.10
Gross proceeds minimum aggregate		$ 5,000,000
Per security price of securities sold in Qualified Financing		$ 1.15
Conversion price right		$ 1.50
2014 Notes (3) [Member]
Convertible promissory notes issued		$ 465,000
Convertible note interest rate		8.00%
Warrants issued		155,000
Warrant exercise price		$ 1.50
Conversion price right		$ 1.50